Quarterly Report
September 30, 2020
MFS®  Global Growth Portfolio
MFS® Variable Insurance Trust II
WGO-Q3

Portfolio of Investments
9/30/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.1%
Airlines – 0.5%
Aena S.A. (a)	2,028	$282,483
Alcoholic Beverages – 3.1%
Diageo PLC	22,009	$753,989
Kweichow Moutai Co. Ltd., “A”	1,700	416,476
Pernod Ricard S.A.	2,748	438,660
		$1,609,125
Apparel Manufacturers – 6.9%
Adidas AG (a)	3,731	$1,207,775
Burberry Group PLC	26,868	538,758
LVMH Moet Hennessy Louis Vuitton SE	1,649	770,900
NIKE, Inc., “B”	6,087	764,162
VF Corp.	3,819	268,285
		$3,549,880
Brokerage & Asset Managers – 1.8%
Blackstone Group, Inc.	5,222	$272,588
Charles Schwab Corp.	18,309	663,335
		$935,923
Business Services – 8.5%
Accenture PLC, “A”	5,670	$1,281,363
CGI, Inc. (a)	1,259	85,456
Cognizant Technology Solutions Corp., “A”	9,653	670,111
Equifax, Inc.	1,951	306,112
Experian PLC	3,968	148,486
Fidelity National Information Services, Inc.	5,282	777,563
Fiserv, Inc. (a)	8,747	901,378
Verisk Analytics, Inc., “A”	1,166	216,072
		$4,386,541
Cable TV – 1.7%
Comcast Corp., “A”	18,595	$860,205
Computer Software – 4.4%
Microsoft Corp.	10,851	$2,282,291
Computer Software - Systems – 2.5%
Apple, Inc.	11,170	$1,293,598
Construction – 2.1%
Otis Worldwide Corp.	8,067	$503,542
Sherwin-Williams Co.	816	568,540
		$1,072,082
Consumer Products – 6.5%
Church & Dwight Co., Inc.	6,585	$617,080
Colgate-Palmolive Co.	7,547	582,251
Estee Lauder Cos., Inc., “A”	1,632	356,184
KOSE Corp.	6,200	758,072
L'Oréal	1,088	354,114
Reckitt Benckiser Group PLC	6,980	680,902
		$3,348,603

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electrical Equipment – 3.7%
Amphenol Corp., “A”	7,239	$783,767
Fortive Corp.	8,873	676,211
TE Connectivity Ltd.	4,834	472,475
		$1,932,453
Electronics – 4.4%
Analog Devices, Inc.	3,555	$415,011
Samsung Electronics Co. Ltd.	10,291	518,519
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	8,828	715,686
Texas Instruments, Inc.	4,219	602,431
		$2,251,647
Food & Beverages – 4.6%
Chr. Hansen Holding A.S.	626	$69,581
Danone S.A.	12,451	806,111
Nestle S.A.	10,043	1,192,228
PepsiCo, Inc.	2,017	279,556
		$2,347,476
Gaming & Lodging – 0.9%
Flutter Entertainment PLC	2,827	$445,224
General Merchandise – 1.8%
Dollarama, Inc.	23,562	$903,161
Health Maintenance Organizations – 0.8%
Cigna Corp.	2,383	$403,704
Insurance – 3.2%
AON PLC	5,014	$1,034,388
Marsh & McLennan Cos., Inc.	5,384	617,545
		$1,651,933
Internet – 13.9%
Alibaba Group Holding Ltd., ADR (a)	7,099	$2,086,964
Alphabet, Inc., “A” (a)	1,538	2,254,093
Baidu, Inc., ADR (a)	5,200	658,268
NAVER Corp.	3,796	962,389
Tencent Holdings Ltd.	18,000	1,198,680
		$7,160,394
Leisure & Toys – 1.7%
Electronic Arts, Inc. (a)	6,599	$860,576
Machinery & Tools – 1.3%
Daikin Industries Ltd.	2,600	$479,416
Schindler Holding AG	701	191,413
		$670,829
Medical & Health Technology & Services – 1.0%
ICON PLC (a)	1,704	$325,617
PRA Health Sciences, Inc. (a)	1,963	199,127
		$524,744
Medical Equipment – 9.5%
Abbott Laboratories	2,971	$323,334
Agilent Technologies, Inc.	5,983	603,924
Becton, Dickinson and Co.	3,282	763,656

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – continued
Boston Scientific Corp. (a)	19,970	$763,054
Danaher Corp.	2,240	482,339
Medtronic PLC	3,083	320,385
Mettler-Toledo International, Inc. (a)	255	246,266
Stryker Corp.	3,251	677,411
Thermo Fisher Scientific, Inc.	1,634	721,444
		$4,901,813
Other Banks & Diversified Financials – 5.3%
Credicorp Ltd.	1,522	$188,713
HDFC Bank Ltd. (a)	50,878	749,691
Julius Baer Group Ltd.	5,609	239,146
Mastercard, Inc., “A”	661	223,530
Moody's Corp.	1,283	371,877
Visa, Inc., “A”	4,704	940,659
		$2,713,616
Pharmaceuticals – 2.4%
Bayer AG	7,716	$482,275
Roche Holding AG	2,188	748,655
		$1,230,930
Printing & Publishing – 0.6%
Wolters Kluwer N.V.	3,735	$318,974
Railroad & Shipping – 2.8%
Adani Ports & Special Economic Zone Ltd.	43,270	$201,432
Canadian National Railway Co.	4,154	442,235
Canadian Pacific Railway Ltd.	2,573	783,298
		$1,426,965
Restaurants – 0.9%
Starbucks Corp.	5,513	$473,677
Specialty Chemicals – 1.2%
Croda International PLC	4,027	$325,125
Sika AG	1,216	298,768
		$623,893
Specialty Stores – 1.1%
Ross Stores, Inc.	3,286	$306,650
TJX Cos., Inc.	4,636	257,993
		$564,643
Total Common Stocks		$51,027,383
Investment Companies (h) – 0.9%
Money Market Funds – 0.9%
MFS Institutional Money Market Portfolio, 0.1% (v)	472,377	$472,377

Other Assets, Less Liabilities – (0.0)%		(18,765)
Net Assets – 100.0%		$51,480,995
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $472,377 and $51,027,383, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/20 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$29,259,743	$—	$—	$29,259,743
China	3,161,708	1,198,680	—	4,360,388
Switzerland	2,670,210	—	—	2,670,210
United Kingdom	1,219,660	1,227,600	—	2,447,260
France	1,598,885	770,900	—	2,369,785
Canada	2,214,150	—	—	2,214,150
Germany	1,690,050	—	—	1,690,050
South Korea	962,389	518,519	—	1,480,908
Japan	—	1,237,488	—	1,237,488
Other Countries	1,618,571	1,678,830	—	3,297,401
Mutual Funds	472,377	—	—	472,377
Total	$44,867,743	$6,632,017	$—	$51,499,760
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$517,846	$7,709,052	$7,754,485	$(36)	$—	$472,377
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$2,085	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2020, are as follows:
United States	57.7%
China	8.5%
Switzerland	5.2%
United Kingdom	4.8%
France	4.6%
Canada	4.3%
Germany	3.3%
South Korea	2.9%
Japan	2.4%
Other Countries	6.3%
(4) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund's investments and the fund's performance.